Registration No. 333-185116

File No. 811-22771

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

Oppenheimer Global Real Estate Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)       (Zip Code)

(303) 768-3200
(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of September, 2013.

OPPENHEIMER GLOBAL REAL ESTATE FUND
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	September 12, 2013
Brian F. Wruble	Board of Trustees

William F. Glavin, Jr.*	President, Principal	September 12, 2013
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	September 12, 2013
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	September 12, 2013
David K. Downes

Matthew P. Fink*	Trustee	September 12, 2013
Matthew P.Fink

Edmund P. Giambastiani, Jr.*	Trustee	September 12, 2013
Edmund P. Giambastiani, Jr.

Phillip A. Griffiths*	Trustee	September 12, 2013
Phillip A. Griffiths

Mary F. Miller*	Trustee	September 12, 2013
Mary F. Miller

Joel W. Motley*	Trustee	September 12, 2013
Joel W. Motley

Joanne Pace*	Trustee	September 12, 2013
Joanne Pace

Mary Ann Tynan*	Trustee	September 12, 2013
Mary Ann Tynan

Joseph M. Wikler*	Trustee	September 12, 2013
Joseph M. Wikler

Peter I. Wold*	Trustee	September 12, 2013
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document